Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FEDERATED WORLD INVESTMENT SERIES INC
Prospectus Date	rr_ProspectusDate	Jan. 31, 2011
Supplement [Text Block]	cik0000918199_SupplementTextBlock

Federated International Small-Mid Company Fund

A Portfolio of Federated World Investment Series, Inc.

CLASS A SHARES (TICKER ISCAX)
CLASS B SHARES (TICKER ISCBX)
CLASS C SHARES (TICKER ISCCX)

SUPPLEMENT TO PROSPECTUS and SUMMARY PROSPECTUS DATED January 31, 2011

Under the heading entitled, "Average Annual Total Return Table," under the "Fund Summary Information" section, please delete the paragraph, chart and footnote and replace it with the following:

Average Annual Total Return Table

In addition to Return Before Taxes, Return After Taxes is shown for the Fund's Class A Shares to illustrate the effect of federal taxes on Fund returns. After-tax returns are shown only for Class A Shares, and after-tax returns for Class B Shares and Class C Shares will differ from those shown for Class A Shares. Actual after-tax returns depend on each investor's personal tax situation, and are likely to differ from those shown. After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding Shares through tax-deferred programs, such as IRA or 401(k) plans.

(For the Period Ended December 31, 2010)

	1 Year	5 Years	10 Years
Class A Shares:
Return Before Taxes	14.75%	3.70%	5.04%
Return After Taxes on Distributions	14.75%	3.31%	4.86%
Return After Taxes on Distributions and Sale of Fund Shares	9.59%	3.21%	4.45%
Class B Shares:
Return Before Taxes	14.98%	3.72%	5.00%
Class C Shares:
Return Before Taxes	19.45%	4.08%	4.84%
S&P Developed ex-U.S. Small Cap Growth Index[1] (reflects no deduction for fees, expenses or taxes)	22.04%	4.93%	6.99%

1The S&P Developed ex-U.S. Small Cap Growth Index was formerly known as S&P/Citigroup EMI Growth World ex-U.S. Index. The S&P Developed ex-U.S. Small Cap Growth Index is a subset of the S&P Developed Broad Market Index. The Small Cap Index covers the lowest 15% of all publicly listed equities in the Broad Market Index within a given country with float-adjusted market values of U.S. $100 million or more and annual dollar value traded of at least U.S. $50 million in all included countries. S&P Developed ex-U.S. Small Cap Growth Index represents approximately 3,220 small-cap companies from the developed nations in North America, Europe and Asia Pacific (excluding the United States) that exhibit strong growth characteristics.

Federated International Small-Mid Company Fund

A Portfolio of Federated World Investment Series, Inc.

INSTITUTIONAL SHARES (TICKER ISCIX)

SUPPLEMENT TO PROSPECTUS and SUMMARY PROSPECTUS DATED January 31, 2011

Under the heading entitled "Average Annual Total Return Table," under the "Fund Summary Information" section, please delete the paragraph, chart and footnote and replace it with the following:

Average Annual Total Return Table

In addition to Return Before Taxes, Return After Taxes is shown for the Fund's Institutional Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor's personal tax situation, and are likely to differ from those shown. After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates.  These after-tax returns do not reflect the effect of any applicable state and local taxes.  After-tax returns are not relevant to investors holding Shares through tax-deferred programs, such as IRA or 401(k) plans.

(For the Period Ended December 31, 2010)

	1 Year	5 Years	10 Years
Institutional Shares:
Return Before Taxes	21.66%	5.00%	5.70%
Return After Taxes on Distributions	21.66%	4.55%	5.49%
Return After Taxes on Distributions and Sale of Fund Shares	14.08%	4.29%	5.02%
S&P Developed ex-U.S. Small Cap Growth Index[1] (reflects no deduction for fees, expenses or taxes)	22.04%	4.93%	6.99%

1The S&P Developed ex-U.S. Small Cap Growth Index was formerly known as S&P/Citigroup EMI Growth World ex-U.S. Index. The S&P Developed ex-U.S. Small Cap Growth Index is a subset of the S&P Developed Broad Market Index. The Small Cap Index covers the lowest 15% of all publicly listed equities in the Broad Market Index within a given country with float-adjusted market values of U.S. $100 million or more and annual dollar value traded of at least U.S. $50 million in all included countries. S&P Developed ex-U.S. Small Cap Growth Index represents approximately 3,220 small-cap companies from the developed nations in North America, Europe and Asia Pacific (excluding the United States) that exhibit strong growth characteristics.

Retail Class | Federated International Small-Mid Company Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.75%
5 Years	rr_AverageAnnualReturnYear05	3.70%
10 Years	rr_AverageAnnualReturnYear10	5.04%
Retail Class | Federated International Small-Mid Company Fund | Class A | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.75%
5 Years	rr_AverageAnnualReturnYear05	3.31%
10 Years	rr_AverageAnnualReturnYear10	4.86%
Retail Class | Federated International Small-Mid Company Fund | Class A | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.59%
5 Years	rr_AverageAnnualReturnYear05	3.21%
10 Years	rr_AverageAnnualReturnYear10	4.45%
Retail Class | Federated International Small-Mid Company Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.98%
5 Years	rr_AverageAnnualReturnYear05	3.72%
10 Years	rr_AverageAnnualReturnYear10	5.00%
Retail Class | Federated International Small-Mid Company Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	19.45%
5 Years	rr_AverageAnnualReturnYear05	4.08%
10 Years	rr_AverageAnnualReturnYear10	4.84%
Retail Class | Federated International Small-Mid Company Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0000918199_SupplementTextBlock

Federated International Small-Mid Company Fund

A Portfolio of Federated World Investment Series, Inc.

CLASS A SHARES (TICKER ISCAX)
CLASS B SHARES (TICKER ISCBX)
CLASS C SHARES (TICKER ISCCX)

SUPPLEMENT TO PROSPECTUS and SUMMARY PROSPECTUS DATED January 31, 2011

Under the heading entitled, "Average Annual Total Return Table," under the "Fund Summary Information" section, please delete the paragraph, chart and footnote and replace it with the following:

Average Annual Total Return Table

In addition to Return Before Taxes, Return After Taxes is shown for the Fund's Class A Shares to illustrate the effect of federal taxes on Fund returns. After-tax returns are shown only for Class A Shares, and after-tax returns for Class B Shares and Class C Shares will differ from those shown for Class A Shares. Actual after-tax returns depend on each investor's personal tax situation, and are likely to differ from those shown. After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding Shares through tax-deferred programs, such as IRA or 401(k) plans.

(For the Period Ended December 31, 2010)

	1 Year	5 Years	10 Years
Class A Shares:
Return Before Taxes	14.75%	3.70%	5.04%
Return After Taxes on Distributions	14.75%	3.31%	4.86%
Return After Taxes on Distributions and Sale of Fund Shares	9.59%	3.21%	4.45%
Class B Shares:
Return Before Taxes	14.98%	3.72%	5.00%
Class C Shares:
Return Before Taxes	19.45%	4.08%	4.84%
S&P Developed ex-U.S. Small Cap Growth Index[1] (reflects no deduction for fees, expenses or taxes)	22.04%	4.93%	6.99%

1The S&P Developed ex-U.S. Small Cap Growth Index was formerly known as S&P/Citigroup EMI Growth World ex-U.S. Index. The S&P Developed ex-U.S. Small Cap Growth Index is a subset of the S&P Developed Broad Market Index. The Small Cap Index covers the lowest 15% of all publicly listed equities in the Broad Market Index within a given country with float-adjusted market values of U.S. $100 million or more and annual dollar value traded of at least U.S. $50 million in all included countries. S&P Developed ex-U.S. Small Cap Growth Index represents approximately 3,220 small-cap companies from the developed nations in North America, Europe and Asia Pacific (excluding the United States) that exhibit strong growth characteristics.

Performance Table Heading	rr_PerformanceTableHeading

Average Annual Total Return Table

Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The stated returns assume the highest historical federal income and capital gains tax rates.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors holding Shares through tax-deferred programs, such as IRA or 401(k) plans.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class A Shares, and after-tax returns for Class B Shares and Class C Shares will differ from those shown for Class A Shares.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

In addition to Return Before Taxes, Return After Taxes is shown for the Fund's Class A Shares to illustrate the effect of federal taxes on Fund returns. After-tax returns are shown only for Class A Shares, and after-tax returns for Class B Shares and Class C Shares will differ from those shown for Class A Shares. Actual after-tax returns depend on each investor's personal tax situation, and are likely to differ from those shown. After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding Shares through tax-deferred programs, such as IRA or 401(k) plans.

(For the Period Ended December 31, 2010)

Retail Class | Federated International Small-Mid Company Fund | S&P Developed ex-U.S. Small Cap Growth Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	22.04%	[1]
5 Years	rr_AverageAnnualReturnYear05	4.93%	[1]
10 Years	rr_AverageAnnualReturnYear10	6.99%	[1]

[1]	The S&P Developed ex-U.S. Small Cap Growth Index was formerly known as S&P/Citigroup EMI Growth World ex-U.S. Index. The S&P Developed ex-U.S. Small Cap Growth Index is a subset of the S&P Developed Broad Market Index. The Small Cap Index covers the lowest 15% of all publicly listed equities in the Broad Market Index within a given country with float-adjusted market values of U.S. $100 million or more and annual dollar value traded of at least U.S. $50 million in all included countries. S&P Developed ex-U.S. Small Cap Growth Index represents approximately 3,220 small-cap companies from the developed nations in North America, Europe and Asia Pacific (excluding the United States) that exhibit strong growth characteristics.